Loss per share (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CHF (SFr) category SFr / shares shares	Jun. 30, 2025 CHF (SFr) category SFr / shares shares	Jun. 30, 2026 CHF (SFr) category SFr / shares shares	Jun. 30, 2025 CHF (SFr) category SFr / shares shares
Loss per share
Net loss from continuing operations - basic	SFr (1,744,679)	SFr (1,958,912)	SFr (3,456,418)	SFr (3,431,775)
Net loss from continuing operations - diluted	(1,744,679)	(1,958,912)	(3,456,418)	(3,431,775)
Net profit from discontinued operations - basic		117,747		117,747
Net profit from discontinued operations - diluted		117,747		117,747
Net loss attributable to equity holders of the company - basic	(1,744,679)	(1,841,165)	(3,456,418)	(3,314,028)
Net loss attributable to equity holders of the company - diluted	SFr (1,744,679)	SFr (1,841,165)	SFr (3,456,418)	SFr (3,314,028)
Weighed average number of shares in issue - basic | shares	122,592,940	100,523,234	120,977,878	99,440,314
Weighed average number of shares in issue - diluted | shares	122,592,940	100,523,234	120,977,878	99,440,314
Basic profit / (loss) per share
Basic loss per share for loss attributable to the ordinary equity holders of the Company | SFr / shares	SFr (0.01)	SFr (0.02)	SFr (0.03)	SFr (0.03)
From continuing operations | SFr / shares	(0.01)	(0.02)	(0.03)	(0.03)
Diluted profit / (loss) per share
Diluted loss per share for loss attributable to the ordinary equity holders of the Company | SFr / shares	(0.01)	(0.02)	(0.03)	(0.03)
From continuing operations | SFr / shares	SFr (0.01)	SFr (0.02)	SFr (0.03)	SFr (0.03)
Number of categories of dilutive potential shares | category	3	3	3	3